United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2009 (unaudited)

Shares	Value

		COMMON STOCKS—82.9%
		Consumer Discretionary--6.5%
161,460		Block (H&R), Inc.	$2,790,029
158,680		Brinker International, Inc.	2,310,381
50,260		Choice Hotels International, Inc.	1,482,670
186,530		Comcast Corp., Class A	2,857,640
75,780		Gap (The), Inc.	1,489,077
39,510		Genuine Parts Co.	1,463,450
52,550		Hasbro, Inc.	1,491,894
155,385		Home Depot, Inc.	4,240,457
155,480		Leggett and Platt, Inc.	2,837,510
155,800		Mattel, Inc.	2,802,842
44,535		McDonald's Corp.	2,504,648
61,230		PetSmart, Inc.	1,280,319
33,510		Stanley Works	1,371,564
242,348		Time Warner, Inc.	6,763,933
		TOTAL	35,686,414
		Consumer Staples--7.8%
182,265		Archer-Daniels-Midland Co.	5,254,700
115,585		Kimberly-Clark Corp.	6,988,269
46,135		PepsiCo, Inc.	2,614,470
169,870		Procter & Gamble Co.	9,191,666
36,275		Reynolds American, Inc.	1,658,130
55,480		The Coca-Cola Co.	2,705,760
287,010		Wal-Mart Stores, Inc.	14,600,199
		TOTAL	43,013,194
		Energy--16.0%
64,755		BP PLC, ADR	3,331,645
163,840		Chevron Corp.	11,458,970
277,610		ConocoPhillips	12,500,778
55,500		Diamond Offshore Drilling, Inc.	4,962,810
118,965		ENI SpA, ADR	5,644,889
80,720		EnCana Corp.	4,196,633
333,659		Exxon Mobil Corp.	23,072,520
19,715		Occidental Petroleum Corp.	1,441,166
74,475		Royal Dutch Shell PLC, Class A, ADR	4,131,128
54,315		Santos Ltd., ADR	2,856,969
35,655		Sasol Ltd., ADR	1,347,402
68,815		Technip SA, ADR	4,249,326
69,755		Tenaris SA, ADR	2,021,500
124,605		Total SA, ADR	7,136,128
		TOTAL	88,351,864
		Financials—9.9%
140,858		Ace Ltd.	7,349,970
54,825		Assurant, Inc.	1,642,009
258,445		Chubb Corp.	12,764,599
13,210		Hancock Holding Co.	506,075
57,925		Highwoods Properties, Inc.	1,701,257
38,105		MetLife, Inc.	1,438,845
49,800		NYSE Euronext	1,411,332
42,725		PartnerRe Ltd.	3,157,805
39,540		Prosperity Bancshares, Inc.	1,365,316
40,115		Public Storage, Inc.	2,830,113
49,320		Taubman Centers, Inc.	1,561,964
323,240		The Travelers Cos., Inc.	16,297,761
23,510		Toronto Dominion Bank	1,450,097
27,271		WestAmerica Bancorp.	1,402,548
		TOTAL	54,879,691
		Health Care--13.8%
86,165		Abbott Laboratories	3,897,243
36,725		AstraZeneca PLC, ADR	1,712,487
26,615		Baxter International, Inc.	1,514,926
61,735		Bayer AG, ADR	3,790,529
20,320		Becton, Dickinson & Co.	1,414,678
242,120		Bristol-Myers Squibb Co.	5,358,116
302,300		Johnson & Johnson	18,271,012
38,345		Medtronic, Inc.	1,468,613
308,580		Merck & Co., Inc.	10,007,249
155,295		PDL BioPharma, Inc.	1,405,420
889,785		Pfizer, Inc.	14,859,409
254,670		Wyeth	12,185,960
		TOTAL	75,885,642
		Industrials--6.9%
32,050		Boeing Co.	1,591,923
45,525		CSX Corp.	1,934,812
40,065		Cooper Industries Ltd., Class A	1,292,096
76,040		Dover Corp.	2,630,224
46,435		General Dynamics Corp.	2,748,488
395,825		General Electric Co.	5,501,967
59,880		ITT Corp.	2,998,790
33,470		Lockheed Martin Corp.	2,509,581
31,885		Norfolk Southern Corp.	1,462,565
57,820		Northrop Grumman Corp.	2,822,194
32,660		Raytheon Co.	1,540,899
178,235		Tyco International Ltd.	5,648,267
23,060		Union Pacific Corp.	1,379,219
67,300		United Technologies Corp.	3,994,928
		TOTAL	38,055,953
		Information Technology--7.6%
86,755		Analog Devices, Inc.	2,450,829
89,865		Harris Corp.	3,121,011
103,765		IBM Corp.	12,249,458
139,605		Intel Corp.	2,836,774
187,330		Intersil Holding Corp.	2,772,484
138,375		Linear Technology Corp.	3,676,624
468,760		Microsoft Corp.	11,554,934
109,755		National Semiconductor Corp.	1,664,983
67,315		Texas Instruments, Inc.	1,655,276
		TOTAL	41,982,373
		Materials--3.3%
55,975		Air Products & Chemicals, Inc.	4,199,804
104,315		Bemis Co., Inc.	2,773,736
231,780		Gold Fields Ltd., ADR	2,797,585
48,860		PPG Industries, Inc.	2,706,844
8,220		Rio Tinto PLC, ADR	1,275,415
149,715		Sealed Air Corp.	2,831,111
58,965		Sensient Technologies Corp.	1,537,218
		TOTAL	18,121,713
		Telecommunication Services--7.0%
762,535		AT&T, Inc.	19,864,037
181,135		BCE, Inc.	4,450,487
45,470		CenturyTel, Inc.	1,465,498
61,280		France Telecom SA, ADR	1,577,347
25,845		Telefonica SA, ADR	1,958,534
93,800		Verizon Communications, Inc.	2,911,552
286,925		Vodafone Group PLC, ADR	6,232,011
		TOTAL	38,459,466
		Utilities--4.1%
151,115		CMS Energy Corp.	2,026,452
110,985		Exelon Corp.	5,551,470
87,150		NSTAR	2,757,426
94,170		PPL Corp.	2,768,598
174,140		Public Service Enterprises Group, Inc.	5,515,014
78,030		Sempra Energy	3,914,765
		TOTAL	22,533,725
		TOTAL COMMON STOCKS (IDENTIFIED COST $414,987,469)	456,970,035
		PREFERRED STOCKS--10.3%
		Financials--9.2%
20,900	1	Bank of America Corp., Conv. Pfd., Series L, $72.50 Annual Dividend	18,036,700
267,900	2,3	Goldman Sachs Group, Inc., PERCS, $1.52 Annual Dividend	11,160,446
20,500	1	Wells Fargo & Co., Conv. Pfd., Series L, $75.00 Annual Dividend	17,476,250
135,045		XL Capital Ltd., Pfd., $2.69 Annual Dividend	3,693,481
		TOTAL	50,366,877
		Industrials--1.1%
486,500		Credit Suisse (USA), Inc., PERCS, $0.25 Annual Dividend	6,180,982
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $46,849,538)	56,547,859
		MUTUAL FUNDS--6.4%4
3,163,298		High Yield Bond Portfolio	18,410,392
16,906,127	5	Prime Value Obligations Fund, Institutional Shares, 0.38%	16,906,127
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,628,014)	35,316,519
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $493,465,021)6	548,834,413
		OTHER ASSETS AND LIABILITIES—NET—0.4%7	2,251,097
		TOTAL NET ASSETS—100%	$551,085,510

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, this restricted security amounted to $11,160,446, which represented 2.0% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2009, this liquid restricted security amounted to $11,160,446, which represented 2.0% of total net assets.

4	Affiliated companies.
5	7-Day net yield.
6
At August 31, 2009, the cost of investments for federal tax purposes was $493,465,021. The net unrealized appreciation of investments for federal tax purposes was $55,369,392. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,223,317 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,853,925.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$414,874,735	$17,341,428	$---	$432,216,163
International	81,301,731	---	---	81,301,731
Mutual Funds	35,316,519	---	---	35,316,519
TOTAL SECURITIES	$531,492,985	$17,341,428	$---	$548,834,413

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009